REVENUE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
REVENUE (Details) [Line Items]
Accrued expenses and other current liabilities	$ 2,000	$ 44,000